Income Taxes - Narrative (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Deferred tax liabilities, net	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective income tax rate reconciliation	0.00%		0.00%	0.00%		0.00%	0.00%	0.00%			0.00%	0.00%
Statutory tax rate (as a percent)											21.00%	21.00%
Tax losses and credits carried forward											$ 391,759,000	$ 299,194,000
Net operating loss carryforwards, subject to expiration											146,467,000	136,454,000
Net operating loss carryforwards, not subject to expiration											210,145,000	127,593,000
Deferred tax assets valuation allowance											139,562,000	113,276,000
Foreign earnings repatriated	$ 0		$ 0	$ 0		$ 0	$ 0	$ 0			0	0
Deferred income tax											0	0
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0
Accrued interest and penalties											0	0
State and local
Income Taxes [Line Items]
Tax losses and credits carried forward											29,691,000	22,203,000
Foreign
Income Taxes [Line Items]
Tax losses and credits carried forward											43,655,000	39,705,000
United States | Domestic
Income Taxes [Line Items]
Tax losses and credits carried forward											318,382,000	$ 239,559,000
R&D tax credits
Income Taxes [Line Items]
Tax credits											$ 35,147,000